UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)	6 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
OPERATING REVENUES
Total operating revenues	$ 38,069,970	¥ 263,642,156	$ 51,520,428	¥ 345,774,201
COST OF REVENUES	(26,438,974)	(183,095,184)	(41,187,302)	(276,424,458)
GROSS PROFIT	11,630,996	80,546,972	$ 10,333,126	69,349,743
OPERATING EXPENSES
Selling expenses	(178,734)	(1,237,770)		(2,540,086)
General and administrative expenses	(1,103,062)	(7,638,938)		(12,257,955)
Research and development expenses	(13,319,393)	(92,239,461)		(40,202,571)
Total operating expenses	(14,601,189)	(101,116,169)		(55,000,612)
INCOME (LOSS) FROM OPERATIONS	(2,970,193)	(20,569,197)		14,349,131
OTHER INCOME (EXPENSE)
Investment income	(3,324,886)	(23,025,499)		(1,064,203)
Interest income	180,663	1,251,127		307,726
Finance expenses, net	(32,568)	(225,537)		(264,358)
Other income, net	88,251	611,158		1,400,850
Total other (expenses) income, net	(3,088,540)	(21,388,751)		380,015
INCOME (LOSS) BEFORE INCOME TAXES	(6,058,733)	(41,957,948)		14,729,146
BENEFIT OF (PROVISION FOR) INCOME TAXES
Current	(7,640)	(52,912)		(286,789)
Deferred | ¥				786,966
Total (provision for) benefit of income tax	(7,640)	(52,912)		500,177
NET INCOME (LOSS)	(6,066,373)	(42,010,860)		15,229,323
Less: Net income (loss) attributable to non-controlling interests	(712,935)	(4,937,217)		228,367
NET INCOME (LOSS) ATTRIBUTABLE TO MICROALGO INC.	(5,353,438)	(37,073,643)		15,000,956
NET INCOME (LOSS)	(6,066,373)	(42,010,860)		15,229,323
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(991,206)	8,517,608		1,377,873
COMPREHENSIVE INCOME (LOSS)	(7,057,579)	(33,493,252)		16,607,196
Less: Comprehensive income (loss) attributable to non-controlling interests	(33,493,252)	(4,937,217)		228,367
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO MICROALGO INC	$ 26,435,673	¥ (28,556,035)		¥ 16,378,829
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Weighted average number of ordinary shares outstanding - basic	43,856,706	43,856,706	300,000,000	300,000,000
Diluted
EARNINGS (LOSS) PER SHARE
Earnings (loss) per share - basic | (per share)	$ (0.12)	¥ (0.85)		¥ 0.05
Diluted | $ / shares
Product [Member]
OPERATING REVENUES
Total operating revenues	$ 1,434,690	¥ 9,935,513		¥ 84,859,926
Service [Member]
OPERATING REVENUES
Total operating revenues	$ 36,635,280	¥ 253,706,643		¥ 260,914,275